Transactions and Balances with Related Parties - Related party transactions' analysis (Details) - USD ($)		6 Months Ended
	Mar. 01, 2024	Jun. 30, 2025	Jun. 30, 2024
Transactions and Balances with Related Parties
Management fees		$ 2,280,600	$ 2,293,200
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Management fees		$ 2,280,600	$ 2,293,200
Kyklades Maritime Corporation | Emissions Trading Scheme
Transactions and Balances with Related Parties
Written notice term	2 months